Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	BROOKFIELD RENEWABLEPARTNERS L.P.
Entity Central Index Key	0001533232
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2